ACCOUNTS RECEIVABLE - CECL Rates (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Current
ACCOUNTS RECEIVABLE
Historical loss rate	0.00%
Adjustment	0.35%
CECL rate	0.35%
Over 365 days
ACCOUNTS RECEIVABLE
Historical loss rate		20.00%
Adjustment		80.00%
CECL rate		100.00%